RELATED PARTIES (Schedule of Transactions with Related Parties) (Details)	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Transactions with related parties		$ 58,000	$ 61,000	$ 57,000
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties		58,000	61,000	57,000
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer	₪ 10,000	2,840
Gross Overtime monthly rate	2,500	700
Maximum aggregate monthly salary	₪ 12,500	3,600
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties		260,000	296,000	327,000
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties		270,000	272,000	251,000
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ (10,000)	$ 24,000	$ 76,000